Changes in Equity and Earnings Per Share - Summary of EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit attributable to equity holders of AB InBev	$ 5,855	$ 5,341	$ 5,969
Weighted average number of ordinary and restricted shares	2,003	2,016	2,013
Basic EPS	$ 2.92	$ 2.65	$ 2.97	[1]
Profit attributable to equity holders of AB InBev	$ 5,855	$ 5,341	$ 5,969
Weighted average number of ordinary and restricted shares (diluted)	2,044	2,054	2,050
Diluted EPS	$ 2.86	$ 2.6	$ 2.91	[1]
Underlying profit	$ 7,061	$ 6,158	$ 6,093	[1]
Weighted average number of ordinary and restricted shares	2,003	2,016	2,013
Underlying EPS	$ 3.53	$ 3.05	$ 3.03

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation were amended to conform to the 2023 and 2024 presentation.